(18) Stock Options and Warrants: Schedule of Stock Options Roll Forward (Tables)	3 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Stock Options Roll Forward

	Shares Under Option/ Warrant	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding as of September 30, 2013	427,965	$ 16.12
Granted	6,840	$ 19.46
Expired / Cancelled	-	$ -
Exercised	(35,214)	$ 16.43
Outstanding as of December 31, 2013	399,591	$ 16.15	1.16 years	$1,640,319
Exercisable as of December 31, 2013	380,730	$ 16.50	1.15 years	$1,446,243